DERIVATIVE INSTRUMENTS - Fair value amounts of derivative instruments (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Total derivatives, Asset	$ 3,288	$ 804
Total derivatives, Liability		13,759	$ 33,152
Foreign currency exchange options
Derivatives, Fair Value [Line Items]
Total derivatives, Asset	462	804
Total derivatives, Liability			1,827
Interest rate swaps
Derivatives, Fair Value [Line Items]
Total derivatives, Asset	$ 2,826
Total derivatives, Liability		$ 13,759	$ 31,325